Calvert
Global Small-Cap Equity Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value
Australia — 2.4%
BlueScope Steel Ltd.	3,279	$ 52,358
CAR Group Ltd.	7,980	163,440
IGO Ltd.(1)	9,078	49,474
Steadfast Group Ltd.	52,170	183,248
		$ 448,520
Belgium — 0.8%
KBC Ancora	1,747	$ 150,073
		$ 150,073
Bermuda — 1.0%
Hamilton Insurance Group Ltd., Class B(1)	6,383	$178,086
		$178,086
Canada — 2.9%
Agnico Eagle Mines Ltd.	939	$159,237
Allied Properties Real Estate Investment Trust	16,771	163,366
Descartes Systems Group, Inc.(1)	1,955	171,507
Lumine Group, Inc.(1)(2)(3)	2,433	48,109
		$542,219
France — 0.8%
IPSOS SA	3,534	$141,816
		$141,816
Germany — 2.4%
Jenoptik AG	6,041	$137,160
Pfisterer Holding SE(1)	1,228	109,856
Schott Pharma AG & Co. KGaA	5,666	99,555
Tkms AG& Co. KGaA(1)	1,325	102,927
		$449,498
Israel — 0.2%
Wix.com Ltd.(1)	375	$38,959
		$38,959
Italy — 4.3%
Amplifon SpA	6,274	$100,587
BFF Bank SpA(1)(4)	8,381	92,881
FinecoBank Banca Fineco SpA	4,773	123,666
Interpump Group SpA	4,290	233,363
Moncler SpA	1,986	126,946
Reply SpA	890	119,166
		$796,609
Japan — 11.0%
Allegro MicroSystems, Inc.(1)	3,131	$82,596
As One Corp.	9,800	150,213
Azbil Corp.	10,982	99,873
BayCurrent, Inc.(3)	2,257	93,583
Security	Shares	Value
Japan (continued)
Chiba Bank Ltd.	11,442	$ 127,696
Cosmos Pharmaceutical Corp.	2,812	142,391
Fuji Corp.	9,896	230,578
Hikari Tsushin, Inc.	362	101,432
Hoshino Resorts REIT, Inc.	119	198,262
Japan Exchange Group, Inc.	9,510	101,505
JMDC, Inc.	4,318	109,639
Makita Corp.	3,127	94,776
Relo Group, Inc.	26,842	293,718
Riken Keiki Co. Ltd.	4,758	97,278
USS Co. Ltd.	10,025	109,700
		$2,033,240
Luxembourg — 0.1%
APERAM SA	266	$10,986
		$10,986
Netherlands — 2.3%
BE Semiconductor Industries NV	430	$67,224
Euronext NV(4)	1,159	174,103
IMCD NV	1,353	122,801
Topicus.com, Inc.(1)(3)	760	70,405
		$434,533
Singapore — 0.4%
Daiwa House Logistics Trust	177,897	$78,103
		$78,103
Spain — 0.8%
Colonial SFL Socimi SA	22,430	$143,663
		$143,663
Sweden — 1.2%
AddTech AB, Class B	3,014	$106,149
Boliden AB(1)	440	24,374
Thule Group AB(4)	3,810	98,407
		$228,930
Switzerland — 1.1%
Cicor Technologies Ltd.(1)	465	$74,122
Straumann Holding AG	1,171	136,777
		$210,899
United Kingdom — 10.5%
Babcock International Group PLC	6,981	$116,337
Cerillion PLC	8,069	132,154
Cranswick PLC	1,707	113,743
Diploma PLC	3,215	228,741
DiscoverIE Group PLC	16,329	132,306
Games Workshop Group PLC	1,357	345,228
Greggs PLC(3)	4,946	111,488
Royalty Pharma PLC, Class A	5,459	210,936

Calvert
Global Small-Cap Equity Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Savills PLC	8,770	$ 117,447
Volution Group PLC	18,412	160,507
Wise PLC, Class A(1)	9,642	115,511
Zegona Communications PLC	8,503	159,325
		$ 1,943,723
United States — 58.1%
A.O. Smith Corp.	3,750	$ 250,800
AAON, Inc.(3)	1,385	105,606
Addus HomeCare Corp.(1)	1,608	172,683
Advanced Drainage Systems, Inc.	1,106	160,182
AptarGroup, Inc.	1,657	202,088
Aramark	6,939	255,771
Atmus Filtration Technologies, Inc.	3,248	168,604
AZZ, Inc.	1,767	189,387
Badger Meter, Inc.	1,235	215,396
Balchem Corp.	1,103	169,156
Bio-Techne Corp.	1,949	114,621
Bright Horizons Family Solutions, Inc.(1)	2,253	228,454
Burlington Stores, Inc.(1)	850	245,522
Caris Life Sciences, Inc.(1)	2,899	78,215
CBIZ, Inc.(1)	4,561	230,102
CCC Intelligent Solutions Holdings, Inc.(1)	22,015	175,019
CDW Corp.	816	111,139
Certara, Inc.(1)	7,548	66,498
Chemed Corp.	249	106,537
Cincinnati Financial Corp.	1,254	204,803
Citizens Financial Group, Inc.	1,067	62,323
Commerce Bancshares, Inc.	2,216	115,985
Community Financial System, Inc.	2,050	117,752
Core & Main, Inc., Class A(1)	4,148	215,572
CSW Industrials, Inc.	1,169	343,137
Diodes, Inc.(1)	2,939	145,010
Domino's Pizza, Inc.	352	146,721
Donaldson Co., Inc.	3,395	301,001
Dorman Products, Inc.(1)	2,045	251,924
EastGroup Properties, Inc.	791	140,909
Equity LifeStyle Properties, Inc.	2,770	167,890
ESCO Technologies, Inc.	595	116,257
Essential Properties Realty Trust, Inc.	4,174	123,801
Euronet Worldwide, Inc.(1)	2,450	186,469
First American Financial Corp.	1,777	109,179
First Financial Bankshares, Inc.	2,440	72,883
Franklin Electric Co., Inc.	2,727	260,510
Graco, Inc.	2,671	218,942
Hayward Holdings, Inc.(1)	6,037	93,272
HeartFlow, Inc.(1)	1,729	50,400
Hexcel Corp.	1,654	122,231
Huntington Bancshares, Inc.	3,494	60,621
IDACORP, Inc.	770	97,451
Kinsale Capital Group, Inc.	313	122,421
Security	Shares	Value
United States (continued)
Knife River Corp.(1)	1,080	$ 75,978
Lamar Advertising Co., Class A	1,313	166,200
LPL Financial Holdings, Inc.	349	124,652
Lyft, Inc., Class A(1)	5,821	112,753
Manhattan Associates, Inc.(1)	451	78,163
Meritage Homes Corp.	781	51,390
Neurocrine Biosciences, Inc.(1)	1,437	203,810
NiSource, Inc.	2,267	94,670
Nordson Corp.	676	162,531
NVR, Inc.(1)	18	131,270
Old National Bancorp	8,086	180,399
ON Semiconductor Corp.(1)	2,163	117,126
Performance Food Group Co.(1)	2,939	264,275
Post Holdings, Inc.(1)	1,187	117,572
Quaker Chemical Corp.	1,364	187,291
Rexford Industrial Realty, Inc.	2,138	82,783
Ryan Specialty Holdings, Inc.	2,422	125,048
SouthState Bank Corp.	2,413	227,087
SPS Commerce, Inc.(1)	457	40,732
Steven Madden Ltd.	5,742	239,097
Tradeweb Markets, Inc., Class A	1,551	166,795
Tyler Technologies, Inc.(1)	144	65,369
Valvoline, Inc.(1)	7,121	206,936
Webster Financial Corp.	1,862	117,194
White Mountains Insurance Group Ltd.	58	120,526
Wyndham Hotels & Resorts, Inc.	3,099	234,160
		$10,787,051
Total Common Stocks (identified cost $15,974,232)		$18,616,908

Short-Term Investments — 0.7%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(5)	17,068	$ 17,068
Total Affiliated Fund (identified cost $17,068)		$ 17,068

Calvert
Global Small-Cap Equity Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(6)	110,023	$ 110,023
Total Securities Lending Collateral (identified cost $110,023)		$ 110,023
Total Short-Term Investments (identified cost $127,091)		$ 127,091

Total Investments — 101.0% (identified cost $16,101,323)	$18,743,999
Other Assets, Less Liabilities — (1.0)%	$ (179,735)
Net Assets — 100.0%	$18,564,264

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of these securities is $48,109 or 0.3% of the Fund's net assets.
(3)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $421,078 and the total market value of the collateral received by the Fund was $472,494, comprised of cash of $110,023 and U.S. government and/or agencies securities of $362,471.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $365,391 or 2.0% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	26.3%
Financials	18.1
Consumer Discretionary	15.0
Information Technology	11.3
Real Estate	9.0
Health Care	8.6
Materials	5.0
Consumer Staples	3.5
Communication Services	2.5
Utilities	1.0
Total	100.3%

The Fund did not have any open derivative instruments at December 31, 2025.

Calvert
Global Small-Cap Equity Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $17,068, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$545,604	$1,059,418	$(1,587,954)	$ —	$ —	$17,068	$891	17,068

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$448,520	$ —	$448,520
Belgium	—	150,073	—	150,073
Bermuda	178,086	—	—	178,086
Canada	542,219	—	—	542,219
France	—	141,816	—	141,816
Germany	102,927	346,571	—	449,498
Israel	38,959	—	—	38,959
Italy	—	796,609	—	796,609
Japan	82,596	1,950,644	—	2,033,240
Luxembourg	—	10,986	—	10,986
Netherlands	70,405	364,128	—	434,533
Singapore	—	78,103	—	78,103
Spain	—	143,663	—	143,663
Sweden	—	228,930	—	228,930
Switzerland	—	210,899	—	210,899
United Kingdom	210,936	1,732,787	—	1,943,723
United States	10,787,051	—	—	10,787,051
Total Common Stocks	$12,013,179	$6,603,729(1)	$ —	$18,616,908
Short-Term Investments:
Affiliated Fund	$17,068	$ —	$ —	$17,068

Calvert
Global Small-Cap Equity Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$110,023	$ —	$ —	$110,023
Total Investments	$12,140,270	$6,603,729	$ —	$18,743,999

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.